Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Description of Organization and Business Operations and Basis of Presentation [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1.	DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Tempus Applied Solutions Holdings, Inc. (the “Company” or “Tempus Holdings”) is a Delaware corporation which was organized on December 19, 2014 as a direct wholly owned subsidiary of Chart Acquisition Corp. (“Chart”). We were formed solely for the purpose of effecting a business combination between Chart and Tempus Applied Solutions, LLC (“Tempus”). Tempus was registered in the State of Delaware on December 4, 2014 and was formed to provide customized engineering, integration and operations solutions that support critical missions of the United States Department of Defense (DoD) and the Intelligence Community and that meet the requirements of foreign governments and heads of state worldwide. Tempus designs and implements special mission aircraft modifications related to intelligence, surveillance and reconnaissance systems, new generation command, control and communications systems and VIP interior components and provides ongoing operational support including flight crews and maintenance services to customers. Tempus currently has two wholly owned subsidiaries: Tempus Manx Aviation Limited, which holds an aircraft management contract, and Global Aviation Support, LLC (“GAS”), which provides flight planning and fuel handling operations services. TAS Financing Sub Inc. (“Tempus Financing Sub”) was a wholly-owned subsidiary of Tempus from its formation on June 5, 2015, until the consummation of the Business Combination (as defined below).

On July 31, 2015, pursuant to the Agreement and Plan of Merger, dated as of January 5, 2015, as amended (the “Merger Agreement”), by and among Tempus Holdings, Chart, Tempus, the holders of Tempus’ membership interests named in the Merger Agreement (the “Members”), Benjamin Scott Terry and John G. Gulbin III, together, in their capacity under the Merger Agreement as the representative of the Members for the purposes set forth therein (the “Members’ Representative”), Chart Merger Sub Inc., (“Chart Merger Sub”), Chart Financing Sub Inc. (“Chart Financing Sub”), TAS Merger Sub LLC (“Tempus Merger Sub”), Tempus Financing Sub, Chart Acquisition Group LLC (“CAG”), in its capacity under the Merger Agreement as the representative of the equity holders of Chart and Tempus Holdings (other than the Members and their successors and assigns) in accordance with the terms thereof, and, for the limited purposes set forth therein, CAG, Joseph Wright and Cowen Investments LLC, (i) Chart Financing Sub and Chart Merger Sub merged with and into Chart, with Chart continuing as the surviving entity, (ii) Tempus Financing Sub and Tempus Merger Sub merged with and into Tempus, with Tempus continuing as the surviving entity, and (iii) each of Chart and Tempus became wholly owned subsidiaries of the Company. We refer to the transactions contemplated by the Merger Agreement as the “Business Combination.”

The Company’s principal operations are the design, engineering and modification of aircraft into alternative configurations, and as requested, provide ongoing support in the execution of a customer’s aviation operations. The Company has secured headquarters office space in Williamsburg, Virginia, and has identified hangar space in Brunswick, Maine which will provide the required facilities for production and logistic support for its customers. The Company’s activities are subject to significant risks and uncertainties. Anticipated contracts are large and the periods of performance are long. Potential risks and uncertainties include the risk of deadline and budget overruns.

1	DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Chart Acquisition Corp. (“Chart,” the “Company,” “we” or “us”) was incorporated in Delaware on July 22, 2011. The Company is a blank check company formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, exchangeable share transaction or similar business combination, one or more operating businesses or assets (an “initial business combination”). The Company has neither engaged in any operations nor generated any revenues to date. The Company has selected December 31 as its fiscal year end.

At December 31, 2014, the Company had not commenced any operations. All activity through December 31, 2014 relates to the Company’s formation, initial public offering (“public offering”) described below in Note 4, and search for an initial business combination. See Note 13 for a description of the definitive agreements the Company entered into with Tempus Applied Solutions, LLC (“Tempus”) to complete an initial business combination, including a merger agreement.

The registration statement for the public offering was declared effective on December 13, 2012. The Company consummated the public offering on December 19, 2012 and received net proceeds of approximately $76,120,000 which includes $3,750,000 received from the private placement of 375,000 units to Chart Acquisition Group LLC, a Delaware limited liability Company (the “Sponsor”) and is net of approximately $2,630,000 of legal, accounting and underwriting fees. The Sponsor, Joseph Wright, the Company’s chief executive officer and chairman of the board and Cowen Overseas Investment LP (“Cowen”), an affiliate of Cowen and Company, LLC, one of the lead underwriters of the public offering, each purchased units consisting of one share of common stock and a warrant to purchase one share of common stock (the “private placement”—Note 5).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the public offering, although substantially all of the net proceeds of the public offering are intended to be generally applied toward effecting an initial business combination. Net proceeds of approximately $75,000,000 from the public offering and simultaneous private placements of the placement units (as described below in Note 5) were originally deposited in a trust account in the United States maintained by Continental Stock Transfer & Trust Company (“Continental”), acting as trustee (“Trust Account”). The proceeds held in the Trust Account are invested only in United States government treasury bills with a maturity of 180 days or less or in money market funds investing solely in United States Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended. Except for interest income earned on the Trust Account balance and released to us for working capital purposes and to pay taxes or dissolution expenses, if any, our amended and restated certificate of incorporation provides that none of the funds held in trust will be released from the Trust Account, until the earlier of (i) the consummation of our initial business combination; (ii) the expiration or termination of any tender offer conducted by the Company in connection with a proposed initial business combination not otherwise withdrawn; (iii) the redemption of the Company’s public shares if it is unable to consummate an initial business combination by March 13, 2015 (which date has been extended from September 13, 2014, as described below), subject to applicable law; or (iv) otherwise upon its liquidation or in the event its management resolves to liquidate the Trust Account and ceases to pursue the consummation of an initial business combination prior to March 13, 2015 (which date has been extended from September 13, 2014, as described below). The proceeds deposited in the Trust Account could become subject to the claims of our creditors, if any, which could have priority over the claims of the Company’s public stockholders.

On September 5, 2014, the Company held a special meeting of stockholders (the “Meeting”). At the Meeting, the stockholders approved the following items: (i) an amendment to the Company’s amended and restated certificate of incorporation (the “Charter”) extending the date by which the Company must consummate its initial business combination from September 13, 2014 to March 13, 2015, (ii) an amendment to the Charter permitting stockholders to redeem their public shares for a pro rata portion of the funds available in the Trust Account and authorizing the Company and Continental, the trustee of the Trust Account, to disburse such redemption payments and (iii) an amendment and restatement of the investment management trust agreement (as amended and restated, the “Trust Agreement”) between the Company and Continental permitting distributions from the Trust Account to those persons holding shares of common stock comprising part of the units sold in the public offering who wish to exercise their redemption rights in connection with the Meeting, and extending the date on which to liquidate the Trust Account in accordance with the Trust Agreement to March 13, 2015. The affirmative vote of holders of at least sixty-five percent of the issued and outstanding shares of the Company was required to approve each of the proposals.

In connection with the Meeting, 964,691 shares were redeemed by the Company at a price of $10.00 per share, for a total redemption amount of $9,646,910. As of December 31, 2014, $65,355,296 was held in the Trust Account after the foregoing redemptions.

Initial Business Combination

For the purposes of consummating an initial business combination, the Company is not limited to a particular industry or geographic region, although its management team intends to focus on operating businesses in the following sectors: the provision and/or outsourcing of government services. The management team anticipates structuring an initial business combination to acquire 100% of the equity interests or assets of the target business or businesses. It may also, however, structure an initial business combination to acquire less than 100% of such interests or assets of the target business but will not acquire less than a controlling interest.

We have recently entered into an agreement and plan of merger with such a business, and we are in the process of preparing documentation with which to present our proposed business combination with that business to our stockholders, who must approve the proposed business combination. On January 5, 2015, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Tempus, a Delaware limited liability company and other related parties, as described in further detail below. Hereafter, we may refer to all the transactions contemplated by the Merger Agreement as the “Business Combination.” The consummation of the Business Combination is subject to other conditions, and there can be no assurance that the Business Combination will be consummated. For additional information regarding the Merger Agreement and Tempus, see note 13. The consummation of the Business Combination is subject to other conditions, and there can be no assurance that the Business Combination will be consummated.

The Company may consummate the initial business combination and conduct the redemptions without stockholder vote pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers, and may file tender offer documents with the with the Securities and Exchange Commission (the “SEC”).

Regardless of whether the Company holds a stockholder vote or a tender offer in connection with an initial business combination, public stockholders will have the right to redeem their shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable plus amounts released to fund working capital requirements. As a result, such shares will be recorded at redemption value and classified as temporary equity upon the completion of the public offering, in accordance with Financial Accounting Standards Board, (“FASB”) Accounting Standards Codification, (“ASC") Topic 480, “Distinguishing Liabilities from Equity.”

The Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001 and, solely if it seeks stockholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the initial business combination.

Solely if the Company holds a stockholder vote to approve the initial business combination, and it does not conduct redemptions pursuant to the tender offer rules, it may enter into privately negotiated transactions to purchase public shares from stockholders who would otherwise elect to redeem their shares, with such purchases made using funds held in the Trust Account. All shares so purchased by the Company will be immediately cancelled.

Liquidation and Going Concern

If the Company does not consummate an initial business combination by March 13, 2015, it will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem all public shares then outstanding, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including any amounts representing interest earned on the Trust Account, less any interest released to the Company for working capital purposes, the payment of taxes or dissolution expenses, divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of its remaining stockholders and board of directors, dissolve and liquidate, subject in each case to its obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. The mandatory liquidation and subsequent dissolution raises substantial doubt about the Company's ability to continue as a going concern.

As of December 31, 2014, we had a cash balance of $146,669, held outside of the Trust Account after issuance of $1,150,000 in promissory notes, which is available for use by us to cover the costs associated with identifying a target business and negotiating an initial business combination and other general corporate uses. On February 4, 2015, we issued an additional $450,000 in promissory notes, which funds are available for use by us to cover the costs associated with identifying a target business and negotiating a business combination and other general corporate uses. We believe that we have sufficient funds available to conduct the normal operations of the business. However, we may need to obtain additional financing from our Sponsor, Cowen and Mr. Wright to consummate our initial business combination with an operating business by March 13, 2015.